92690695_2
INVESTMENT ADVISORY
AGREEMENT
AGREEMENT made as of this
12th day of February, 2021 by
and between iCapital KKR
Private Markets
Fund (formerly, Altegris KKR
Commitments Master Fund), a
Delaware statutory trust (the
Fund), and iCapital
Registered Fund Adviser LLC, a
Delaware limited liability
company (the Adviser).
1. Duties of Adviser. (a) The
Fund hereby appoints the
Adviser to act as investment
adviser to the
Fund, for the period and on the
terms set forth in this
Agreement. The Fund employs
the Adviser to manage the
investment and reinvestment of
the assets of the Fund,
continuously to review,
supervise and administer the
investment program of the
Fund, to determine in its
discretion the securities to be
purchased or sold and the
portion
of the Funds assets to be held
uninvested, to provide the Fund
with records concerning the
Advisers activities
which the Fund is required to
maintain and to render regular
reports to the Funds officers
and Board of Trustees
(the Board) concerning the
Advisers discharge of the
foregoing responsibilities.
Without limiting the generality
of the foregoing, the Adviser is
specifically authorized to invest
discrete portions of the Funds
assets (which may
constitute, in the aggregate, all
of the Funds assets) in
unregistered investment funds
or other investment vehicles
(Investment Funds) which are
managed by investment
managers (Investment
Managers). The Adviser is
fully authorized and
empowered to delegate any or
all of these powers, duties, or
responsibilities it has in this
Agreement in the Funds name,
place and stead to one or more
sub-advisers, as the Adviser
may deem necessary or
advisable for implementing the
investment program of the
Fund, subject to compliance
with all applicable
provisions of Section 15 of the
Investment Company Act of
1940, as amended (the 1940
Act), except to the extent
otherwise permitted by any
exemptive order of the
Securities and Exchange
Commission or similar relief.
The Fund
has discussed and concurs in
the Advisers employing
StepStone Group LP to act as
the Funds sub-investment
adviser (the Sub-Adviser) to
provide day-to-day
management of the Funds
investments. The Adviser shall
discharge the foregoing
responsibilities subject to the
control of the officers and the
Board of the Fund, and in
compliance with the objectives,
policies and limitations set forth
in the Funds prospectus and
statement of
additional information, as the
same may be amended or
supplemented from time to
time with notice to the Adviser,
and applicable laws and
regulations.
(b) The Adviser accepts such
employment and agrees to
render the services and to
provide,
at its own expense, the office
space, furnishings and
equipment and the personnel
required by it to perform
the services on the terms and
for the compensation provided
herein.
2. Portfolio Transactions. (a)
The Adviser is authorized to
select the brokers or dealers
that will
execute the purchases and
sales of securities for the Fund
and is directed to use its best
efforts to obtain the best
available price and most
favorable execution, except as
prescribed herein.
(b) The Adviser may select
affiliates of the Adviser as
brokers or dealers in
connection with
purchase and sale transactions
for the Fund. The Fund
understands that such affiliates
may provide
execution services relative to
the purchase and/or sale of
securities for the Fund,
provided that any such
affiliate of the Adviser discloses
at least annually, and as may be
required under the Funds Rule
17e-1
Procedures, as amended from
time to time with notice to the
Adviser (the Procedures), the
amount of the
commission it has received. By
executing this Agreement, the
Fund authorizes an affiliate of
the Adviser
to effect securities transactions
on behalf of the Fund and to
retain compensation therewith,
provided that
any such compensation is
permissible under the
Procedures. This authorization
is being executed and
delivered pursuant to Section
11(a) of the Securities Exchange
Act of 1934 and Rule 11a2-2(T)
thereunder.
(c) Unless and until otherwise
directed by the Board of the
Fund, the Adviser may also be
authorized to effect individual
securities transactions at
commission rates in excess of
the minimum
commission rates available, if
the Adviser determines in good
faith that such amount of
commission is
reasonable in relation to the
value of the brokerage or
research services provided by
such broker or dealer,
viewed in terms of either that
particular transaction or the
Advisers overall responsibilities
with respect to
the Fund. The execution of such
transactions shall not be
deemed to represent an
unlawful act or breach of
any duty created by this
Agreement or
otherwise.92690695_2
(d) The Adviser will promptly
communicate to the officers
and the Board of the Fund such
information relating to portfolio
transactions as they may
reasonably request.
3. Compensation of the Adviser.
(a) For the services to be
rendered by the Adviser as
provided in
Section 1 of this Agreement,
the Fund shall pay to the
Adviser at the end of each
month (starting with the month
investment operations
commence) a fee (the
Management Fee) at the rate of
0.10% (1.20% on an annualized
basis) of the Funds net assets.
The Management Fee will be
computed based on the net
asset value of the Fund as
of the end of business on the
last business day of each month
in the manner set out in the
Funds Agreement and
Declaration of Trust (the Trust
Agreement). The Adviser will
pay all fees of the Sub-Adviser
in connection with
its duties in respect of the Fund.
(b) [Reserved.]
(c) In the event of termination
of this Agreement, the
Management Fee provided in
this
Section 3 shall be computed on
the basis of the period ending
on the last business day on
which this
Agreement is in effect subject
to a pro rata adjustment based
on the number of days elapsed
in the current
month as a percentage of the
total number of days in such
month.
(d) In addition to the
Management Fee, the Fund
shall be responsible for its
investment related expenses
and all other expenses assumed
by the Fund in accordance with
the terms of the Trust
Agreement (except to the
extent any such expenses are
otherwise waived or assumed
by the Adviser).
4. Other Services. The Adviser
will provide to the Fund, or will
arrange at its expense to be
provided to the Fund, such
management and
administrative services as may
be agreed upon from time to
time by the
Adviser and the Fund. These
services initially will include,
among other things providing
to the Fund office
facilities, equipment, personnel
and other services.
5. Reports. The Fund and the
Adviser agree to furnish to each
other current prospectuses,
proxy
statements, reports to the
shareholders of the Fund
(collectively, Shareholders and
each a Shareholder),
certified copies of their financial
statements, and such other
information with regard to their
affairs as each may
reasonably request.
6. Status of Adviser. The
services of the Adviser to the
Fund are not to be deemed
exclusive, and
the Adviser shall be free to
render similar services to
others.
7. Liability of Adviser. In the
absence of (a) willful
misfeasance, bad faith or gross
negligence on
the part of the Adviser in
performance of its obligations
and duties hereunder, (b)
reckless disregard by the
Adviser
of its obligations and duties
hereunder, or (c) a loss
resulting from a breach of
fiduciary duty with respect to
the
receipt of compensation for
services (in which case any
award of damages shall be
limited to the period and the
amount set forth in Section
36(b)(3) of the 1940 Act, the
Adviser shall not be subject to
any liability whatsoever to
the Fund, or to any Shareholder
for any error of judgment,
mistake of law or any other act
or omission in the course
of, or connected with,
rendering services hereunder
including, without limitation,
for any losses that may be
sustained in connection with
the purchase, holding,
redemption or sale of any
security on behalf of the Fund.
8. Indemnification. (a) To the
fullest extent permitted by law,
the Fund shall, subject to
Section 8(c) of this Agreement,
indemnify the Adviser
(including for this purpose each
officer, director, shareholder,
member (including each officer,
director and employee of such
member), principal, employee
or agent of, or any
person who controls, is
controlled by or is under
common control with, the
Adviser, and their respective
executors,
heirs, assigns, successors or
other legal representatives
(each such person, including
the Adviser, being referred to
as
an indemnitee)) against all
losses, claims, damages,
liabilities, costs and expenses
arising by reason of being or
having been Adviser to the
Fund, or the past or present
performance of services to the
Fund in accordance with this
Agreement by the indemnitee,
except to the extent that the
loss, claim, damage, liability,
cost or expense has been
finally determined in a judicial
decision on the merits from
which no further appeal may be
taken in any action, suit,
investigation or other
proceeding to have been
incurred or suffered by the
indemnitee by reason of willful
misfeasance, bad faith, gross
negligence, or reckless
disregard of the duties involved
in the conduct of the
indemnitees office. These
losses, claims, damages,
liabilities, costs and expenses
include, but are not limited to,
92690695_2
amounts paid in satisfaction of
judgments, in compromise, or
as fines or penalties, and
counsel fees and expenses,
incurred in connection with the
defense or disposition of any
action, suit, investigation or
other proceeding, whether
civil or criminal, before any
judicial, arbitral, administrative
or legislative body, in which the
indemnitee may be or
may have been involved as a
party or otherwise, or with
which such indemnitee may be
or may have been
threatened, while in office or
thereafter. The rights of
indemnification provided under
this Section 8 are not to be
construed so as to provide for
indemnification of an
indemnitee for any liability
(including liability under U.S.
federal securities laws which,
under certain circumstances,
impose liability even on persons
that act in good faith) to
the extent (but only to the
extent) that indemnification
would be in violation of
applicable law, but shall be
construed so as to effectuate
the applicable provisions of this
Section 8.
(b) Expenses, including counsel
fees and expenses, incurred by
any indemnitee (but
excluding amounts paid in
satisfaction of judgments, in
compromise, or as fines or
penalties) may be paid
from time to time by the Fund
in advance of the final
disposition of any action, suit,
investigation or other
proceeding upon receipt of an
undertaking by or on behalf of
the indemnitee to repay to the
Fund amounts
paid if a determination is made
that indemnification of the
expenses is not authorized
under Section 8(a) of
this Agreement, so long as (i)
the indemnitee provides
security for the undertaking, (ii)
the Fund is insured
by or on behalf of the
indemnitee against losses
arising by reason of the
indemnitees failure to fulfill his,
her or its undertaking, or (iii) a
majority of the trustees (each, a
Trustee, and collectively, the
Trustees) of the Fund who are
not interested persons (as that
term is defined in the 1940 Act)
of the
Fund (Independent Trustees)
(excluding any Trustee who is
or has been a party to any other
action,
suit, investigation or other
proceeding involving claims
similar to those involved in the
action, suit,
investigation or proceeding
giving rise to a claim for
advancement of expenses
under this Agreement) or
independent legal counsel in a
written opinion determines
based on a review of readily
available facts (as
opposed to a full trial-type
inquiry) that reason exists to
believe that the indemnitee
ultimately shall be
entitled to indemnification.
(c) As to the disposition of any
action, suit, investigation or
other proceeding (whether by a
compromise payment, pursuant
to a consent decree or
otherwise) without an
adjudication or a decision on
the merits by a court, or by any
other body before which the
proceeding has been brought,
that an
indemnitee is liable to the Fund
or its Shareholders by reason of
willful misfeasance, bad faith,
gross
negligence, or reckless
disregard of the duties involved
in the conduct of the
indemnitees office,
indemnification shall be
provided in accordance with
Section 8(a) of this Agreement
if (i) approved as in
the best interests of the Fund
by a majority of the
Independent Trustees
(excluding any Trustee who is
or
has been a party to any other
action, suit, investigation or
other proceeding involving
claims similar to
those involved in the action,
suit, investigation or proceeding
giving rise to a claim for
indemnification
under this Agreement) upon a
determination based upon a
review of readily available facts
(as opposed to a
full trial-type inquiry) that the
indemnitee acted in good faith
and in the reasonable belief
that the actions
were in the best interests of the
Fund and that the indemnitee is
not liable to the Fund or its
Shareholders by
reason of willful misfeasance,
bad faith, gross negligence, or
reckless disregard of the duties
involved in the
conduct of the indemnitees
office or (ii) the Trustees secure
a written opinion of
independent legal counsel
based upon a review of readily
available facts (as opposed to a
full trial-type inquiry) to the
effect that
indemnification would not
protect the indemnitee against
any liability to the Fund or its
Shareholders to
which the indemnitee would
otherwise be subject by reason
of willful misfeasance, bad
faith, gross
negligence, or reckless
disregard of the duties involved
in the conduct of the
indemnitees office.
(d) Any indemnification or
advancement of expenses
made in accordance with this
Section 8 shall not prevent the
recovery from any indemnitee
of any amount if the
indemnitee subsequently
is determined in a final judicial
decision on the merits in any
action, suit, investigation or
proceeding
involving the liability or expense
that gave rise to the
indemnification or
advancement of expenses to be
liable to the Fund or its
Shareholders by reason of
willful misfeasance, bad faith,
gross negligence, or
reckless disregard of the duties
involved in the conduct of the
indemnitees office. In any suit
brought by
an indemnitee to enforce a
right to indemnification under
this Section 8 it shall be a
defense that, and in any
suit in the name of the Fund to
recover any indemnification or
advancement of expenses
made in
accordance with this Section 8
the Fund shall be entitled to
recover the expenses upon a
final adjudication
from which no further right of
appeal may be taken that, the
indemnitee has not met the
applicable standard
of conduct described in this
Section 8. In any suit brought to
enforce a right to
indemnification or to
92690695_2
recover any indemnification or
advancement of expenses
made in accordance with this
Section 8, the
burden of proving that the
indemnitee is not entitled to be
indemnified, or to any
indemnification or
advancement of expenses,
under this Section 8 shall be on
the Fund (or on any
Shareholder acting
derivatively or otherwise on
behalf of the Fund or its
Shareholders).
(e) An indemnitee may not
satisfy any right of
indemnification or
advancement of expenses
granted in this Section 8 or to
which he, she or it may
otherwise be entitled except
out of the assets of the
Fund, and no Shareholder shall
be personally liable with
respect to any such claim for
indemnification or
advancement of expenses.
(f) The rights of indemnification
provided in this Section 8 shall
not be exclusive of or
affect any other rights to which
any person may be entitled by
contract or otherwise under
law. Nothing
contained in this Section 8 shall
affect the power of the Fund to
purchase and maintain liability
insurance
on behalf of the Adviser or any
indemnitee.
9. Permissible Interests. Subject
to and in accordance with the
Trust Agreement, Trustees,
officers,
agents and Shareholders of the
Fund are or may be interested
in the Adviser (or any successor
thereof) as directors,
officers, agents, shareholders or
otherwise; directors, officers,
agents, partners, and
shareholders of the Adviser are
or may be interested in the
Fund as Trustees, officers,
Shareholders or otherwise; and
the Adviser (or any successor)
is or may be interested in the
Fund as a Shareholder or
otherwise; and the effect of any
such interrelationships shall
be governed by the Trust
Agreement and the provisions
of the 1940 Act.
10. Duration and Termination.
This Agreement will become
effective as of the date first
written
above and will continue for an
initial two-year term and will
continue thereafter so long as
such continuance is
specifically approved at least
annually (a) by the vote of a
majority of the Trustees who
are not parties to this
Agreement or interested
persons of any such party, cast
in person at a meeting called
for the purpose of voting on
such approval to the extent
required by law, and (b) by the
Board of the Fund or by vote of
a majority of the
outstanding voting securities of
the Fund; provided, however,
that if the Shareholders of the
Fund fail to approve the
Agreement as provided herein,
the Adviser may continue to
serve in such capacity in the
manner and to the extent
permitted by the 1940 Act and
the rules thereunder. This
Agreement may be terminated
by the Fund at any time,
without the payment of any
penalty, by vote of a majority of
the entire Board of the Fund or
by vote of a majority of
the outstanding voting
securities of the Fund on 60
days written notice to the
Adviser. This Agreement may
be
terminated by the Adviser at
any time, without the payment
of any penalty, upon 90 days
written notice to the
Fund. This Agreement will
automatically and immediately
terminate in the event of its
assignment, provided that an
assignment to a successor to all
or substantially all of the
Advisers business or to a
wholly-owned subsidiary of
such successor which does not
result in a change of actual
control of the Advisers business
shall not be deemed to
be an assignment for the
purposes of this Agreement.
11. Use of Name. The Fund
acknowledges that, as between
the Fund and the Adviser, the
Adviser or
its members own and control
the term iCapital. The Adviser
grants to the Fund a royalty-
free, non-exclusive
license to use the name iCapital
in the name of the Fund for the
duration of this Agreement and
any extensions or
renewals thereof. Such license
may, upon termination of this
Agreement, be terminated by
the Adviser, in which
event the Fund shall promptly
take whatever action may be
necessary (including calling a
meeting of its Board of
Trustees or Shareholders) to
change its name and to
discontinue any further use of
the name iCapital in the name
of the Fund or otherwise. The
name iCapital may be used or
licensed by the Adviser in
connection with any of its
activities, or licensed by the
Adviser to any other party.

12. Definitions. As used in this
Agreement, the terms
assignment,interested person
and a vote
of a majority of the outstanding
voting securities shall have the
respective meanings set forth in
Section 2(a)(4),
Section 2(a)(19) and Section
2(a)(42) of the 1940 Act.
13. Amendment of Agreement.
This Agreement may be
amended by mutual consent,
but the consent
of the Fund must be approved
(a) by vote of a majority of
those members of the Board of
the Fund who are not
parties to this Agreement or
interested persons of any such
party, cast in person at a
meeting called for the purpose
92690695_2
of voting on such amendment,
and (b) by vote of a majority of
the outstanding voting
securities of the Fund, in each
case, to the extent required by
law.
14. Severability. If any
provisions of this Agreement
shall be held or made invalid by
a court
decision, statute, rule or
otherwise, the remainder of
this Agreement shall not be
affected thereby.
15. Applicable Law. This
Agreement shall be construed
in accordance with the laws of
the State of
New York; provided, however,
that nothing herein shall be
construed in a manner
inconsistent with the 1940 Act.
16. Notices. Any notice under
this Agreement shall be given in
writing and deemed to have
been
duly given when delivered by
hand or facsimile or five days
after mailed by certified mail,
post-paid, by return
receipt requested to the other
party at the principal office of
such party.
17. Counterparts. This
Agreement may be executed in
one or more counterparts, each
of which shall
be deemed to be an original.
18. Fund Obligations. The
parties to this Agreement agree
that the obligations of the Fund
under this
Agreement shall not be binding
upon any of the Trustees,
Shareholders, officers,
employees or agents, whether
past,
present or future, of the Fund,
individually, but are binding
only upon the assets and
property of the Fund.IN
WITNESS WHEREOF, the parties
hereto have caused this
Agreement to be executed by
their duly
authorized officers as of the day
and year first written above.
iCAPITAL REGISTERED FUND
ADVISER LLC: iCAPITAL KKR
PRIVATE MARKETS FUND
(formerly, Altegris KKR
Commitments Master Fund)
By By
Name Stephen Jacobs Name:
Nick Veronis
Title General Counsel Title:
Trustee and PresidentIN
WITNESS WHEREOF, the parties
hereto have caused this
Agreement to be executed by
their duly
authorized officers as of the day
and year first written above.
iCAPITAL REGISTERED FUND
ADVISER LLC iCAPITAL KKR
PRIVATE MARKETS FUND
(formerly, Altegris KKR
Commitments Master Fund)
By By
Name: Stephen Jacobs Name:
Nick Veronis
Title: General Counsel Title:
Trustee and President